ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Refundable deposits from franchised stores—current	51,690,234	100,288,691
Construction payable	20,327,073	55,417,029
Sales rebate	6,135,710	51,155,685
Accrued payroll and social insurance	26,300,779	37,566,931
Accrued warehouse rental	8,593,422	31,739,789
Accrued selling and marketing expenses	23,150,372	31,658,518
Warranty—current	19,746,554	25,878,752
Other taxes payable	9,065,664	24,900,193
Operating lease liabilities—current (Note 17)	1,253,020	3,187,599
Others*	35,093,180	43,020,424

Accrued expenses and other current liabilities	201,356,008	404,813,611
*	Others mainly include accrued professional fees and other general corporate expenses.

Schedule of movement of provision for warranty

The movement of provision for warranty was as follows:

	For the Year Ended December 31,
	2023	2024	2025
Balance at the beginning of the year	33,812,290	25,325,839	29,293,848
Additional provisions recognized	21,565,131	27,645,757	45,999,122
Warranty claims paid	(30,051,582)	(23,677,748)	(36,618,707)
Balance at the end of the year	25,325,839	29,293,848	38,674,263